Document and Entity Information (DEI) Document	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	AU
Entity Registrant Name	ANGLOGOLD ASHANTI LTD,
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	No
Entity Filler Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	411,611,313